Equity-Accounted Investees - Grifols Egypt for Plasma Derivatives (S.A.E.) and Shanghai RAAS Blood Products Co. Ltd (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions					1 Months Ended	12 Months Ended
	Dec. 29, 2023 USD ($) ¥ / shares	Jul. 29, 2021 EUR (€)	Jul. 29, 2021 USD ($)	Mar. 30, 2020 EUR (€)	Mar. 31, 2019 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) ¥ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 29, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 30, 2020 ¥ / shares
Disclosure of associates [line items]
Share capital						€ 119,603,705		€ 119,603,705	€ 119,603,705
Change in fair value of financial instruments						1,459,000			11,999,000		€ 246,000
Stock market capitalization						€ 9,344,000,000		€ 9,344,000,000	€ 6,636,000,000
Term of the government bonds						10 years	10 years
Grifols Egypt Plasma Derivatives
Disclosure of associates [line items]
Contribution made		€ 30,454,000	$ 36,750			€ 20,000,000	$ 22,000			$ 22,000
Percentage of shareholding		49.00%	49.00%			49.00%	49.00%		49.00%	49.00%
Share capital | $			$ 300,000
Contribution from entity as a percentage of total contributions from all shareholders during the year						49.00%	49.00%		49.00%	49.00%
Total contributions by all shareholders during the period | $							$ 67,000			$ 45,000
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Percentage of shareholding				26.20%	26.20%	26.58%	26.58%		26.20%	26.20%
Number of shares received in exchange for investment | shares					1,766,000,000							1,766,000,000
Minority shareholder interest												45.00%
Change in fair value of financial instruments				€ 56,526,000
Transaction costs				€ 34,088,000
Stock market capitalization per share | ¥ / shares								€ 9.405
Stock market capitalization | ¥													¥ 53,164		¥ 42,737
SRAAS Share price | ¥ / shares													¥ 8.00			¥ 7.91
Perpetual Growth rate									3.30%	3.30%
Pre-tax discount rate									9.20%	9.20%
Perpetual Growth rate									0.50%	0.50%
Pre-tax discount rate									0.50%	0.50%
Shanghai RAAS Blood Products Co., Ltd. | Non-current assets held for sale
Disclosure of associates [line items]
Ownership equivalent percentage						20.00%		20.00%					20.00%
Shanghai RAAS Blood Products Co., Ltd. | Haier
Disclosure of associates [line items]
Equity interest agreed to sell	20.00%													20.00%
Consideration upon sale | ¥														¥ 12,500
Stock market capitalization per share | ¥ / shares	¥ 9.405
Shanghai RAAS Blood Products Co., Ltd. | Haier | Non-current assets held for sale
Disclosure of associates [line items]
Equity interest agreed to sell	20.00%													20.00%
Consideration upon sale	¥ 1,800,000													¥ 12,500
Grifols Diagnostics Solutions Inc [Member] | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Number of subsidiary's shares delivered in exchange for investment | shares					90							90
Economic rights (as a percent)					45.00%
Voting rights (as a percent)					40.00%